Summary of Significant Accounting Policies - Summary of Information About The Company's Financial Assets and Liabilities That Are Measured at Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Total assets	$ 26,031	$ 7,515
Financial Liabilities
Total liabilities	26,189	5,021
Money Market Funds [Member]
Financial Assets
Money market funds	26,031	7,515
Debt Derivative Liabilities [Member]
Financial Liabilities
Total liabilities	26,189	5,021
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Total assets	26,031	7,515
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Financial Assets
Money market funds	26,031	7,515
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Derivative Liabilities [Member]
Financial Liabilities
Total liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Total liabilities	26,189	5,021
Fair Value, Inputs, Level 3 [Member] | Debt Derivative Liabilities [Member]
Financial Liabilities
Total liabilities	$ 26,189	$ 5,021